Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 8,079,000
2014	6,314,000
2015	5,680,000
2016	3,884,000
2017	2,755,000
Thereafter	7,024,000
Operating Leases, Future Minimum Payments Due	33,736,000
Operating Leases, Rent Expense, Contingent Rentals	3,600,000	2,500,000	2,700,000
Operating Leases, Rent Expense, Net	$ 18,400,000	$ 19,900,000	$ 19,100,000
Arlington Park
Operating Leased Assets [Line Items]
Number Of Operating Lease Agreements	1
Number Of Off Track Betting Sites Operated By Third Party	7
Fair Grounds
Operating Leased Assets [Line Items]
Number Of Operating Lease Agreements	10